RECURRING FAIR VALUE MEASUREMENTS - Additional Information (Details) - PRIVETERRA ACQUISITION CORP. - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 1,336,725	$ 1,336,725	$ 669,759	$ 7,384,800
Cash and Investments held in Trust Account	21,193,395	21,193,395	279,384,429	276,079,687
Withdraw from Trust Account	260,493,363	260,493,363	401,925
Interest income from Trust Account			401,925
U.S. Treasury Bill
RECURRING FAIR VALUE MEASUREMENTS
Cash and Investments held in Trust Account			279,379,571	276,079,635
Cash
RECURRING FAIR VALUE MEASUREMENTS
Cash and Investments held in Trust Account			$ 4,858	52
Cash held by Continental Stock Transfer & Trust
RECURRING FAIR VALUE MEASUREMENTS
Cash and Investments held in Trust Account	21,193,395	21,193,395
Level 1 | Public Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 828,000	$ 828,000		$ 4,692,000